Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis
The Company’s assets that are measured at fair value on a recurring basis include the following (in thousands):

		Fair Value Measurements Using
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
At March 31, 2013:
Cash equivalents	$25,397	$25,397	$—	$—
At December 31, 2012:
Cash equivalents	$61,272	$61,272	$—	$—

The Company’s assets that are measured at fair value on a recurring basis include the following (in thousands):

		Fair Value Measurements Using
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
At December 31, 2012:
Cash equivalents	$61,272	$61,272	$—	$—
At December 31, 2011:
Cash equivalents	$74,421	$74,421	$—	$—
Investment in stock options related to equity securities	262	—	262	—